UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Avenue
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish                New York, NY 10174               11/8/2005
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           93
                                         -----------
Form 13F Information Table Value Total:     $192,721
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M                             Common           604059105      220    3000          SOLE                  0      0   3000
ABAXIS INC.                    Common           002567105      400   30700          SOLE              14000      0  16700
ALTRIA GROUP INC               Common           02209S103      518    7037          SOLE                  0      0   7037
AMERICAN EXPRESS               Common           025816109     1327   23108          SOLE              15360      0   7748
AMERICAN INTL GROUP INC        Common           026874107     1202   19405          SOLE              12792      0   6613
AMERISOURCEBERGEN CORP         Common           03073E105     5422   70155          SOLE              42765      0  27390
APPLIED MATERIALS INC          Common           038222105     1557   91850          SOLE              60595      0  31255
BALDOR ELECTRIC                Common           057741100     4963  195806          SOLE             138710      0  57096
BEAR STEARNS COMPANIES INC     Common           073902108     1370   12487          SOLE               7587      0   4900
BERKSHIRE HATHAWAY INC-CL B    Common           084670207      273     100          SOLE                  0      0    100
BP PLC ADR                     Common           055622104     6071   85701          SOLE              59606      0  26095
BP PLC ADR                     Common           055622104       63     900          OTHER                 0      0    900
C S X CORPORATION              Common           126408103     3957   85140          SOLE              54400      0  30740
CATERPILLAR INC                Common           149123101     2771   47180          SOLE              29460      0  17720
CHESAPEAKE ENERGY CORP         Common           165167107      535   14000          SOLE              10000      0   4000
CHEVRON CORP                   Common           166764100     1069   16524          SOLE               8418      0   8106
CISCO SYSTEMS INC              Common           17275R102      206   11500          SOLE               7950      0   3550
COLGATE-PALMOLIVE              Common           194162103      776   14700          SOLE               3200      0  11500
COMPUTER SCIENCES CORP         Common           205363104     3849   81360          SOLE              51555      0  29805
COMPUTER SCIENCES CORP         Common           205363104       47    1000          OTHER                 0      0   1000
CONAGRA FOOD INC               Common           205887102     5900  238402          SOLE             153455      0  84947
CONOCOPHILLIPS                 Common           20825C104     5718   81798          SOLE              49440      0  32358
DARDEN RESTAURANTS             Common           237194105     1550   51050          SOLE              34195      0  16855
DEVON ENERGY CORP              Common           25179M103     3760   54789          SOLE              36919      0  17870
DEVRY INC                      Common           251893103     4645  243840          SOLE             153835      0  90005
DIEBOLD INC                    Common           253651103     3882  112665          SOLE              80035      0  32630
DISCOVERY HOLDING CO-A         Common           25468Y107      262   18178          SOLE              10311      0   7867
DOMINION RESOURCES INC         Common           25746U109      982   11400          SOLE               8200      0   3200
DOVER CORP                     Common           260003108     1193   29250          SOLE              22230      0   7020
DUKE REALTY CORP               Common           264411505      597   17645          SOLE               6405      0  11240
EDUCATION MANAGEMENT CORP      Common           28139T101     1042   32325          SOLE              13750      0  18575
EL PASO CORP                   Common           28336L109     3751  269875          SOLE             172105      0  97770
EMERSON ELECTRIC CO            Common           291011104     6092   84850          SOLE              55225      0  29625
EMERSON ELECTRIC CO            Common           291011104       50     700          OTHER                 0      0    700
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      283    7500          SOLE               1950      0   5550
EXXON MOBIL CORPORATION        Common           30231G102     3894   61296          SOLE              31987      0  29309
EXXON MOBIL CORPORATION        Common           30231G102       63    1000          OTHER                 0      0   1000
FEDEX CORPORATION              Common           31428X106     1524   17500          SOLE              12440      0   5060
GENERAL ELECTRIC CO            Common           369604103      731   21725          SOLE               8000      0  13725
GENZYME CORP                   Common           372917104     3977   55525          SOLE              28220      0  27305
GILLETTE COMPANY               Common           375766102     3307   56823          SOLE              46835      0   9988
ILLINOIS TOOL WORKS INC        Common           452308109     5380   65358          SOLE              41953      0  23405
ILLINOIS TOOL WORKS INC        Common           452308109       49     600          OTHER                 0      0    600
ILLUMINA INC.                  Common           011582451      318   24900          SOLE              13700      0  11200
IMAGING DYNAMICS CO LTD.       Common           451920201       31   10000          SOLE                  0      0  10000
INTEL CORP                     Common           458140100      448   18208          SOLE              11400      0   6808
JEFFERSON PILOT CORP           Common           475070108     4352   85065          SOLE              56055      0  29010
JEFFERSON PILOT CORP           Common           475070108       40     800          OTHER                 0      0    800
JOHNSON & JOHNSON INC          Common           478160104     6089   96227          SOLE              62653      0  33574
LAFARGE NORTH AMERICA INC      Common           505862102     1240   18350          SOLE              14100      0   4250
LIBERTY MEDIA CORP CL A        Common           530718105     1608  199790          SOLE             133115      0  66675
LILLY ELI & CO                 Common           532457108     3705   69240          SOLE              40800      0  28440
LINCOLN NATIONAL CORP          Common           534187109     5986  115085          SOLE              75830      0  39255
LOUISIANA-PACIFIC CORP         Common           546347105      990   35775          SOLE              25225      0  10550
LUCENT TECHNOLOGIES            Common           549463107       40   12473          SOLE               1673      0  10800
MCDONALD'S CORP                Common           580135101     5099  152255          SOLE              97615      0  54640
MCKESSON CORPORATION           Common           58155Q103     2028   42750          SOLE              28295      0  14455
MEDTRONIC INC                  Common           585055106     5624  104895          SOLE              68045      0  36850
MERCK & CO INC                 Common           589331107      723   26600          SOLE              15110      0  11490
MOLEX INC                      Common           608554101     5368  201217          SOLE             132633      0  68584
NORFOLK SOUTHERN CORP          Common           655844108     3861   95195          SOLE              74150      0  21045
NORTHUMBERLAND BANCORP         Common           667056105      265    7530          SOLE                  0      0   7530
NUANCE COMMUNICATIONS          Common           67020Y100       53   10000          SOLE                  0      0  10000
PEPSICO INC                    Common           713448108     6655  117358          SOLE              76760      0  40598
PEPSICO INC                    Common           713448108       56    1000          OTHER                 0      0   1000
PROCTER & GAMBLE CO            Common           742718109      338    5700          SOLE               1600      0   4100
ROYAL DUTCH SHELL PLC ADR A    Common           780259206      610    9300          SOLE               8500      0    800
SAP AG-SPONSORED ADR           Common           803054204     4543  104860          SOLE              72275      0  32585
SAP AG-SPONSORED ADR           Common           803054204       43    1000          OTHER                 0      0   1000
SBC COMMUNICATIONS INC         Common           78387G103     2492  103996          SOLE              70100      0  33896
SONOCO PRODUCTS CO             Common           835495102     1544   56561          SOLE                  0      0  56561
SUNCOR ENERGY INC              Common           867229106      544    9000          SOLE               9000      0      0
SUNTRUST BANKS INC             Common           867914103      347    5000          SOLE                  0      0   5000
TARGET CORP                    Common           87612E106      299    5775          SOLE                  0      0   5775
TEXAS INSTRUMENTS              Common           882508104     6318  186374          SOLE             127339      0  59035
TEXAS INSTRUMENTS              Common           882508104       67    2000          OTHER                 0      0   2000
TIME WARNER INC                Common           887317105      184   10200          SOLE                  0      0  10200
U.S. BANCORP                   Common           902973304      910   32431          SOLE              17765      0  14666
UNION PACIFIC CORP             Common           907818108     1650   23021          SOLE              14190      0   8831
UNISYS CORP                    Common           909214108     2163  325875          SOLE             212375      0 113500
UNITEDHEALTH GROUP INC         Common           910581107      240    4272          SOLE                  0      0   4272
VERIZON COMMUNICATIONS         Common           92343V104     4268  130589          SOLE              82360      0  48229
VERMONT PURE HOLDINGS LTD      Common           924237100       21   10000          SOLE                  0      0  10000
VIACOM INC CL A                Common           925524100     3295   99200          SOLE              64635      0  34565
VULCAN MATERIALS CO            Common           929160109     1286   17330          SOLE              13530      0   3800
WALT DISNEY CO                 Common           254687106     4922  204008          SOLE             128180      0  75828
WALT DISNEY CO                 Common           254687106       48    2000          OTHER                 0      0   2000
WELLPOINT INC                  Common           94973V107      227    3000          SOLE               3000      0      0
WENDY'S INTERNATIONAL INC.     Common           950590109     1196   26497          SOLE              16460      0  10037
WPP GROUP PLC SPON ADR         Common           929309300      211    4128          SOLE                  0      0   4128
WYETH                          Common           026609107     5023  108565          SOLE              68885      0  39680
XEROX CORP                     Common           984121103       68    5000          SOLE                  0      0   5000
XEROX CORP                     Common           984121103       12     900          OTHER                 0      0    900